Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Description of Business

(a) Nature of Business

Five Below, Inc. (the “Company”) is a specialty value retailer offering merchandise targeted at the teen and pre-teen demographic. The Company offers an edited assortment of products, priced at $5 and below. The Company’s edited assortment of products includes select brands and licensed merchandise. The Company believes its merchandise is readily available, and that there are a number of potential vendors that could be utilized, if necessary, under approximately the same terms the Company is currently receiving; thus, it is not dependent on a single vendor or a group of vendors.

The Company is incorporated in the Commonwealth of Pennsylvania and as of October 27, 2012 operated 243 stores in Pennsylvania, New Jersey, Delaware, Maryland, Virginia, Massachusetts, New Hampshire, West Virginia, North Carolina, New York, Connecticut, Rhode Island, Ohio, Illinois, Indiana, Michigan, Missouri and Georgia, each operating under the name “Five Below.”

(a) Description of Business

Five Below, Inc. (the Company) is a specialty value retailer offering merchandise targeted at the aspirational teen and pre-teen demographic. The Company offers an edited assortment of products, priced at $5 and below. The Company’s edited assortment of products include select brands and licensed merchandise. The Company believes its merchandise is readily available, and that there are a number of potential vendors that could be utilized, if necessary, under approximately the same terms the Company is currently receiving; thus, it is not dependent on a single vendor or a group of vendors.

The Company is incorporated in the Commonwealth of Pennsylvania and as of January 28, 2012, operated 192 stores in Pennsylvania, New Jersey, Delaware, Maryland, Virginia, Massachusetts, New Hampshire, West Virginia, North Carolina, New York, Connecticut, Rhode Island, Ohio, Illinois, Indiana, and Michigan, each operating under the name “Five Below.” As of January 29, 2011 and January 30, 2010 the Company operated 142 stores and 102 stores, respectively.

Fiscal Year

(b) Fiscal Year

The Company operates on a 52/53-week fiscal year ending on the Saturday closest to January 31. The period from January 29, 2012 to February 2, 2013 consists of a 53-week fiscal year and is referenced as fiscal 2012 and the period from January 30, 2011 to January 28, 2012 consists of a 52-week fiscal year and is referenced as fiscal 2011. The fiscal quarters ended October 29, 2011 and October 27, 2012 refer to the 13-week periods ended as of those dates. The year-to-date periods ended October 29, 2011 and October 27, 2012 refer to the 39-week periods ended as of those dates.

(b) Fiscal Year

The Company operates on a 52/53-week fiscal year ending on the Saturday closest to January 31. The period from January 30, 2011 to January 28, 2012 is referred to as Fiscal 2011. The period from January 31, 2010 to January 29, 2011 is referred to as Fiscal 2010. The period from February 1, 2009 to January 30, 2010 is referred to as Fiscal 2009. Fiscal 2011, Fiscal 2010 and Fiscal 2009 included 52 weeks.

Unaudited Pro Forma Presentation

(c) Unaudited Pro Forma Presentation

On May 16, 2012, the Company entered into a $100,000 term loan facility with Goldman Sachs Bank USA as administrative agent for a syndicate of lenders and used the net proceeds from the term loan facility and cash on hand to pay a special dividend on shares of common stock (including restricted shares) and on an as-converted basis on shares of Series A 8% Convertible Preferred Stock totaling $99,451. On July 27, 2012, the Company repaid $65,250 of principal against the term loan facility and $683 of interest from the proceeds of its initial public offering (IPO). Effective immediately prior to the closing of the IPO on July 24, 2012, all outstanding shares of Series A 8% Convertible Preferred Stock were converted into 30,894,953 shares of common stock.

Pro forma net loss gives effect to: (i) the 2012 dividend paid to the Company’s preferred shareholders; and (ii) the term loan facility, including the repayment of $65,250 of outstanding indebtedness with proceeds from the IPO.

The following is a reconciliation of historical net loss to unaudited pro forma net loss:

Thirty-Nine Weeks Ended October 27, 2012
Net loss attributable to common shareholders	$(64,584)
Add:
Dividend paid to preferred shareholders	62,504
Less:
Interest expense on new term loan facility, net of tax	(324)
Amortization of deferred financing fees related to new term loan facility, net of tax	(65)

Unaudited pro forma net loss	$(2,469)

Pro Forma weighted average share data gives effect to (i) the conversion of the Company’s outstanding shares of Series A 8% Convertible Preferred Stock into shares of common stock in connection with the closing of the IPO and (ii) the number of shares in the Company’s IPO whose proceeds were used to repay $65,250 of outstanding indebtedness under the term loan facility.

The following is a reconciliation of unaudited pro forma basic and diluted weighted average common shares outstanding:

Thirty-Nine Weeks Ended October 27, 2012
Shares used in computing basic loss per common share	29,282,385
Adjustment for conversion of Series A 8% Convertible Preferred Stock	20,030,794
Adjustment for shares used to repay outstanding indebtedness under the term loan facility	2,488,526

Unaudited basic pro forma weighted average shares outstanding	51,801,705
Dilutive effect of securities	—

Unaudited diluted pro forma weighted average shares outstanding	51,801,705

(c) Unaudited Pro Forma Presentation

Pro forma net income information gives effect to: (i) income attributable to participating securities; (ii) cumulative dividends related to the Series A 8% Convertible Preferred Stock; and (iii) the $100,000 term loan facility entered into on May 16, 2012 with Goldman Sachs Bank USA as administrative agent for a syndicate of lenders, including the repayment of $65,250 of outstanding indebtedness under the term loan facility with the Company’s initial public offering (IPO) proceeds in July 2012.

The following is a reconciliation of historical net income to unaudited pro forma net income:

Fiscal Year 2011
Net income available to common shareholders	$56

Add:
Income attributable to participating securities	109
Series A 8% Convertible Preferred Stock cumulative dividends	15,913

Less:
Interest expense on new term loan facility, net of tax	(1,095)
Amortization of deferred financing fees related to new term loan facility, net of tax	(221)

Unaudited pro forma net income	$14,762

Pro forma weighted average share data gives effect to: i) the conversion of the Company’s outstanding shares of Series A 8% Convertible Preferred Stock into shares of common stock in connection with the closing of the IPO; and ii) the number of shares in the Company’s IPO whose proceeds were used to repay $65,250 of outstanding indebtedness under the term loan facility.

The following is a reconciliation of pro forma basic and diluted weighted average common shares outstanding:

Fiscal Year 2011
Shares used in computing basic income per common share	15,903,599
Adjustment for conversion of Series A 8% Convertible Preferred Stock	30,894,953
Adjustment for shares used to repay outstanding indebtedness under the term loan facility	3,838,235

Unaudited basic pro forma weighted average shares outstanding	50,636,787

Dilutive effect of securities	509

Unaudited diluted pro forma weighted average shares outstanding	50,637,296

Cash and Cash Equivalents

(d) Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with a maturity date of three months or less when purchased to be cash equivalents. The majority of payments due from banks for third-party credit card and debit card transactions resulting from customer purchases at the Company’s retail stores process within 24 to 48 hours, except for transactions occurring on a Friday, which are generally processed the following Monday. All credit card and debit card transactions that process in less than seven days are classified as cash and cash equivalents in the accompanying balance sheets. Amounts due from banks for these transactions classified as cash equivalents totaled $680 and $1,182 at January 29, 2011 and January 28, 2012, respectively. Book overdrafts, which are outstanding checks in excess of funds on deposit, are recorded within accounts payable in the accompanying balance sheets and within operating activities in the accompanying statements of cash flows.

The Company’s cash accounts are primarily maintained with one financial institution.

Fair Value of Financial Instruments

(f) Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities measured at fair value are classified using the following hierarchy, which is based upon the transparency of inputs to the valuation at the measurement date:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Inputs, other than Level 1, that are either directly or indirectly observable.

Level 3: Unobservable inputs developed using the Company’s estimates and assumptions which reflect those that market participants would use.

The classification of fair value measurements within the hierarchy is based upon the lowest level of input that is significant to the measurement.

The Company’s financial instruments consist primarily of cash equivalents, accounts payable, and borrowings under a line of credit and Term Loan Facility (as defined in note 3). The Company believes that: (1) the carrying value of cash equivalents and accounts payable are representative of their respective fair value due to the short-term nature of these instruments; (2) the carrying value of the borrowings under the line of credit approximates their fair value because the line of credit’s interest rates vary with market interest rates; and (3) the carrying value of the borrowings under the Term Loan Facility approximates fair value because the debt’s interest component varies with market interest rates. The Company considers the inputs utilized to determine the fair value of the borrowings under the Term Loan Facility to be Level 2 inputs. At October 29, 2011, January 28, 2012 and October 27, 2012, the Company had cash equivalents of $8, $41,023 and $622, respectively. The Company’s cash equivalents consist of credit card receivables and a money market account for which fair value was determined based on Level 1 inputs.

(e) Fair Value of Financial Instruments

The Company’s financial instruments consist primarily of cash and cash equivalents, accounts payable, and borrowings under a line of credit and a note payable. The Company believes that: (1) the carrying value of cash and cash equivalents and accounts payable are representative of their respective fair value due to the short-term nature of these instruments; (2) the carrying value of the borrowings under the line of credit approximates their fair value because the line of credit’s interest rates vary with market interest rates; and (3) the carrying value of the note payable approximates fair value because its negotiated terms and conditions are consistent with current market rates.

Inventories

(f) Inventories

Inventories consist of finished goods purchased for resale, including freight, and are stated at the lower of cost or market value, at the individual product level. Cost is determined on a weighted average cost method which approximates a FIFO (first-in, first-out) basis due to the nature of our inventory. Management of the Company reviews inventory levels in order to identify slow-moving merchandise and uses markdowns to clear merchandise. Inventory cost is reduced when the selling price less costs of disposal is below cost. The Company accrues an estimate for inventory shrink for the period between the last physical count and the balance sheet date. The shrink estimate can be affected by changes in merchandise mix and changes in actual shrink trends.

Property and Equipment

(g) Property and Equipment

Property and equipment are stated at cost. Additions and improvements are capitalized, while repairs and maintenance are charged to expense as incurred. The straight-line method of depreciation and amortization is used for financial reporting purposes. The estimated useful lives are three to five years for furniture and fixtures and computers and equipment. Store leasehold improvements are amortized over the shorter of the useful life or the lease term plus assumed extensions, which is generally 10 years.

Property and equipment, net, consists of the following:

	January 29, 2011	January 28, 2012
Furniture and fixtures	$16,631	$23,354
Leasehold improvements	23,713	32,275
Computers and equipment	4,484	7,477
Construction in process	1,376	1,638

	46,204	64,744
Less: accumulated depreciation and amortization	(16,461)	(22,704)

	$29,743	$42,040

Depreciation and amortization expense for property and equipment, which is included in selling, general and administrative expenses in the accompanying statements of operations, was $3,660, $4,805 and $7,071 in Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively. Amortization expense applicable to property and equipment under capital leases of $73 in Fiscal 2009 is included in such expense.

Impairment of Long-Lived Assets

(h) Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated future cash flows, then an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Based on its most recent analysis, management believes that no impairment of long-lived assets exists as of January 28, 2012.

Deferred Financing Costs

(i) Deferred Financing Costs

Deferred financing costs (note 3) are amortized to interest expense over the term of the related credit agreement. Amortization expense in Fiscal 2009, Fiscal 2010 and Fiscal 2011 was $51, $28 and $28, respectively.

Other Accrued Expenses

(j) Other Accrued Expenses

Other accrued expenses consist of the following:

	January 29, 2011	January 28, 2012
Deposit liability related to restricted shares (note 6)	$1,860	$1,131
Gift card liability	1,230	1,745
Other	2,918	5,085

	$6,008	$7,961

Deferred Rent

(k) Deferred Rent

Certain of the Company’s operating leases contain either rent holidays and/or predetermined fixed escalations of minimum rentals during the original and/or extended lease terms. For these leases, the Company recognizes the related rent expense on a straight-line basis over the life of the lease and records the difference between the amounts charged to operations and amounts paid as deferred rent. The life of the lease is the initial term plus assumed extensions. Generally, the Company’s store leases have an initial term of ten years or five years and one assumed five-year extension, resulting in a ten-year life. The Company also receives certain lease incentives in conjunction with entering into operating leases. These lease incentives are recorded as deferred rent at the beginning of the lease term and recognized as a reduction of rent expense over the lease term. In addition, certain of the Company’s leases contain future contingent increases in rents. Such increases in rent expense are recorded in the period in which such contingent increases to the rents take place.

Stock Option Plan

(l) Stock Option Plan

The Company measures the cost of employee services received in exchange for stock-based compensation based on the grant date fair value of the employee stock award. Incremental compensation costs arising from subsequent modifications of awards after the grant date must also be recognized. The Company recognizes compensation expense based on the estimated grant date fair value using the Black-Scholes option-pricing model recorded over the vesting period. Stock-based compensation cost recognized and included in expenses, excluding modifications, for Fiscal 2009, Fiscal 2010 and Fiscal 2011 was $271, $2,104 and $1,197, respectively. In addition, during Fiscal 2010, the Company recognized $4,309 of additional compensation expense related to certain modifications of outstanding options (note 6).

Revenue Recognition

(m) Revenue Recognition

Revenue is recognized at the point of sale. Returns are only permitted for damaged or defective goods. To date, returns have been immaterial. Accordingly, no reserve has been recorded. Gift card sales to customers are initially recorded as liabilities and recognized as sales upon redemption for merchandise. Sales tax collected from customers and remitted to governmental authorities are accounted for on a net basis, and therefore, excluded from sales in the accompanying statements of operations.

Cost of Goods Sold

(n) Cost of Goods Sold

Cost of goods sold reflects the direct costs of purchased merchandise and inbound freight, as well as store occupancy, distribution and buying expenses. Store occupancy costs include rent, common area maintenance, utilities and property taxes for all store locations. Distribution costs include costs for receiving, processing, warehousing and shipping of merchandise to or from our distribution center and between store locations. Buying costs include compensation expense for our internal buying organization.

Selling, General and Administrative Expenses

(o) Selling, General and Administrative Expenses

Selling, general and administrative expenses includes payroll and other compensation, marketing and advertising expense, depreciation and amortization expense, and other selling and administrative expenses.

Vendor Allowances

(p) Vendor Allowances

The Company receives various incentives in the form of allowances, free product and promotional funds from its vendors based on product purchases and advertising activities. The amounts received are subject to changes in market conditions, vendor marketing strategies and changes in the profitability or sell-through of the related merchandise for the Company. Merchandise allowances are recorded in cost of goods and recognized in the period the related merchandise is sold. Marketing allowances are recorded in selling, general and administrative expenses and are recognized in the period the related advertising occurs to the extent the allowance is a reimbursement that is specific and incremental, and identifiable costs have been incurred by the Company to sell the vendor’s products. To the extent these conditions are not met, these allowances are recorded as merchandise allowances. Total vendor allowances recognized in the accompanying statements of operations during Fiscal 2009, Fiscal 2010 and Fiscal 2011 were $1,003, $1,999 and $2,908, respectively, of which, $893, $1,896 and $2,850 were recorded in cost of goods sold, respectively, and, $110, $103 and $58 were recorded in selling, general and administrative expenses, respectively.

Store Pre-Opening Costs

(q) Store Pre-Opening Costs

Costs incurred between completion of a new store location’s construction and its opening (pre-opening costs) are charged to expense as incurred. Pre-opening costs were $1,216, $2,342 and $3,412 in Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively, and are recorded in the accompanying statements of operations based on the nature of the expense.

Advertising Costs

(r) Advertising Costs

Advertising costs are charged to expense the first time the advertising takes place. Advertising expenses were $3,920, $6,449 and $9,672 in Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively. Vendor marketing allowances earned to partially offset these costs were $110, $103 and $58 in Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively.

Income Taxes

(s) Income Taxes

Income taxes are accounted for under the asset-and-liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

The Company records a valuation allowance to reduce its deferred tax assets when uncertainty regarding their realizability exists. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.

Commitments and Contingencies

(t) Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Use of Estimates

(u) Use of Estimates

The preparation of financial statements requires management of the Company to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the carrying amount of property and equipment, valuation allowances for inventories, income taxes and stock-based compensation expense.

Reclassifications

(v) Reclassifications

In certain instances, amounts previously reported in the Fiscal 2009 and Fiscal 2010 financial statements have been reclassified from selling, general and administrative expenses to cost of goods sold (including store occupancy, distribution costs and buying expenses) to conform with the presentation in the Fiscal 2011 financial statements. The reclassifications had no effect on net income or shareholders’ equity (deficit) as previously reported.

Recent Accounting Pronouncements

(e) Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in ASU No. 2011-04 result in common fair value measurement and disclosure requirements in U.S. GAAP and international financial reporting standards (“IFRS”) and change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. The adoption of the new requirements of ASU No. 2011-04 did not have an impact on the Company’s financial position or results of operations.

(w) Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in ASU No. 2011-04 result in common fair value measurement and disclosure requirements in U.S. generally accepted accounting principles (GAAP) and international financing reporting standards (IFRS) and change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. The adoption of the new requirements of ASU No. 2011-04 will not have a material impact on the Company’s financial position or results of operations.

Reverse Stock Split and Authorized Shares

(x) Reverse Stock Split and Authorized Shares

In June 2012, the board of directors and shareholders of the Company approved a 0.3460-for-1 reverse stock split of the Company’s common stock and an amendment to the Company’s amended and restated articles of incorporation to change the authorized shares of common stock to 120,000,000 shares, which became effective on July 17, 2012. The conversion price of the Company’s preferred stock and the number of shares subject to and the exercise price of outstanding options and warrants were adjusted to equitably reflect the split. All common stock share and per-share data included in these financial statements give effect to the reverse stock split and change in authorized shares and have been adjusted retroactively for all periods presented.

Basis of Presentation

(d) Basis of Presentation

The balance sheets as of October 29, 2011 and October 27, 2012, statements of operations for the thirteen weeks and thirty-nine weeks ended October 29, 2011 and October 27, 2012, the statement of changes in convertible preferred stock and shareholders’ equity (deficit) for the thirty-nine weeks ended October 27, 2012 and the statements of cash flows for the thirty-nine weeks ended October 29, 2011 and October 27, 2012 have been prepared by the Company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim reporting and are unaudited. In the opinion of management, the financial statements include all known adjustments (which consist primarily of normal, recurring accruals, estimates and assumptions that impact the financial statements) necessary to present fairly the financial position at the balance sheet dates and the results of operations and cash flows for the periods ended October 29, 2011 and October 27, 2012. The balance sheet as of January 28, 2012, presented herein, has been derived from the audited balance sheet included in the Company’s prospectus, as amended, filed with the Securities and Exchange Commission (“SEC”) pursuant to Rule 424(b) under the Securities Act of 1933, as amended, on July 19, 2012, and referred to herein as the “Prospectus,” but does not include all disclosures required by U.S. GAAP. These financial statements should be read in conjunction with the financial statements for the fiscal year ended January 28, 2012 and footnotes thereto included in the Prospectus. The results of operations for the thirteen weeks and thirty-nine weeks ended October 29, 2011 and October 27, 2012 are not necessarily indicative of operating results for the year ending February 2, 2013 or any other period.

On July 17, 2012, the Company amended its articles of incorporation to reflect a 0.3460-for-1 reverse stock split of its common stock. The amendment also changed the authorized shares of the Company’s common stock to 120,000,000 shares. Concurrent with the reverse stock split, the Company adjusted (i) the conversion price of its Series A 8% Convertible Preferred Stock, (ii) the number of shares subject to and the exercise price of its outstanding stock option awards under its equity incentive plan and (iii) the number of shares subject to and the exercise price of its outstanding warrants to equitably reflect the split. All common stock share and per-share data included in these financial statements give effect to the reverse stock split and the change in authorized shares and have been adjusted retroactively for all periods presented.